PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 42,008	$ 27,686	$ 71,397	$ 51,159	$ 101,014	$ 114,391